FINANCE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Accretion expense (Note 16)	$ (5,090)	$ (5,972)	$ (4,954)
Lease interest expense (Note 18 (b))	(4,231)	(9,144)	(7,120)
Interest expense on loans and debentures	(25,913)	(22,063)	(12,464)
Finance cost on post-employment benefit	(2,487)	(1,045)	(1,032)
Unrealized loss with derivative gold collars	(281,489)	(80,241)	(25,683)
Realized loss with derivative gold collars	(56,519)	(5,376)
Loss on other derivative transactions	(5,997)	(4,707)	(2,888)
Foreign exchange	(8,976)	(12,268)	(56)
Derivative fee(a)		(13,522)
Change in liability measured at fair value (Note 14)	(12,716)
Loss on settlement of liability with equity instruments (Note 13)	(8,763)
Other finance costs	(3,904)	(3,444)	193
Finance expenses	(416,085)	(157,782)	(54,004)
Change in liability measured at fair value (Note 14)		719
Interest income	9,091	5,384	4,625
Finance income	9,091	6,103	4,625
Total finance result	$ (406,994)	$ (151,679)	$ (49,379)